Intangible Assets, Net and Goodwill - Summary of Aggregate Carrying Amount of Goodwill (Detail) $ in Thousands, $ in Millions	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of carrying value of goodwill [line items]
Goodwill	$ 146,078,897	$ 8,647	$ 141,121,365	$ 136,578,194
Europe [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	55,414,076		49,465,916
Brazil [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	29,437,800		31,085,202
Puerto Rico [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	17,463,394		17,463,394
Dominican Republic [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	14,186,723		14,186,723
Colombia [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	9,304,613		8,495,090
Mexico [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	9,186,415		9,233,694
Peru [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	2,448,614		2,523,467
El Salvador [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	2,522,768		2,522,768
Ecuador [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	2,155,384		2,155,384
Guatemala [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	2,212,615		2,245,161
Other countries [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	$ 1,746,495		$ 1,744,566